Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Noncurrent Provisions [line items]
Beginning balance	£ 244.6	£ 268.5
Charged to the income statement	92.2	14.5
Acquisitions	0.6	1.3
Utilised	(41.2)	(50.0)
Released to the income statement	(14.8)	(25.4)
Other movements	35.0	13.0
Exchange adjustments	(11.9)	22.7
Ending balance	304.5	244.6
Acquisitions provisions from revisions to fair value adjustments	0.6	1.3
Employee benefits
Disclosure of Noncurrent Provisions [line items]
Beginning balance	143.1	140.3
Charged to the income statement	3.1	4.3
Acquisitions	0.0	0.0
Utilised	(21.8)	(32.5)
Released to the income statement	(2.3)	0.0
Other movements	38.1	14.6
Exchange adjustments	(7.4)	16.4
Ending balance	152.8	143.1
Property
Disclosure of Noncurrent Provisions [line items]
Beginning balance	62.8	70.6
Charged to the income statement	64.2	8.1
Acquisitions	0.0	0.0
Utilised	(18.7)	(12.8)
Released to the income statement	(4.0)	(3.2)
Other movements	(2.9)	(4.8)
Exchange adjustments	(2.7)	4.9
Ending balance	98.7	62.8
Other
Disclosure of Noncurrent Provisions [line items]
Beginning balance	38.7	57.6
Charged to the income statement	24.9	2.1
Acquisitions	0.6	1.3
Utilised	(0.7)	(4.7)
Released to the income statement	(8.5)	(22.2)
Other movements	(0.2)	3.2
Exchange adjustments	(1.8)	1.4
Ending balance	£ 53.0	£ 38.7